Initial Public Offering and Over-Allotment (Details) - $ / shares				6 Months Ended	12 Months Ended
	Jan. 14, 2022	Jan. 14, 2022	Dec. 30, 2021	Jun. 30, 2024	Dec. 31, 2023
Initial Public Offering and Over-Allotment [Line Items]
Number of Shares Issued Per Unit				1	1
Right to receive				1	1
IPO [Member]
Initial Public Offering and Over-Allotment [Line Items]
Sale of stock units				7,500,000	7,500,000
Price per unit (in Dollars per share)				$ 10	$ 10
Purchase units			7,500,000
Over-Allotment Option [Member]
Initial Public Offering and Over-Allotment [Line Items]
Purchase units	227,686	227,686		1,125,000	1,125,000